Offerings - Offering: 1	Sep. 03, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 5,426,256,991
Fee Rate	0.01381%
Amount of Registration Fee	$ 749,366.09
Offering Note

Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Agreement and Plan of Merger, dated as of August 2, 2026, by and among Integer Holdings Corporation, Armstrong Parent, Inc., and Armstrong Bidco, Inc.
(1)	As of September 1, 2026, the maximum number of shares of Company Common Shares to which this transaction applies is estimated to be 42,726,433 (the “Maximum Company Common Shares”), which consists of:
	a.	33,997,068 outstanding shares of Company Common Shares;
	b.	336,077 shares of Company Common Shares subject to outstanding Company RSUs;
	c.	418,085 shares of Company Common Shares subject to outstanding Company PSUs (assuming achievement of the applicable performance measures at the maximum level);
	d.	17,346 shares of Company Common Shares subject to outstanding Company Options;
	e.	1,333,557 shares of Company Common Shares reserved for issuance and available for possible conversion of the 2028 Convertible Notes; and
	f.	6,624,300 shares of Company Common Shares reserved for issuance and available for possible conversion of the 2030 Convertible Notes
Estimated solely for the purposes of calculating the filing fee, as of September 1, 2026, the underlying value of the transaction was calculated based on the product of the Maximum Company Common Shares and the per share merger consideration of $127.00.
(2)	Per unit price or other underlying value of the transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined):
In accordance with Section 14(g) of the Exchange Act, as amended, the filing fee was determined by multiplying the product calculated in footnote (1) by 0.00013810.